Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Mar. 30, 2019	Mar. 31, 2018		Mar. 25, 2017
Cash flows (used in) from operating activities:
Net (loss) income attributable to owners of the Company		$ (18,686)	$ 14,095	[1]	$ 7,075	[1]
Net (loss) income from discontinued operations		(381)	36,090	[1]	15,934	[1]
Net (loss) income from continuing operations		(18,305)	(21,995)	[1]	(8,859)	[1]
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization		3,859	3,275	[1]	3,476	[1]
Impairment of long-lived assets		46	2,770	[1]
Amortization of debt costs		332	298	[1]	394	[1]
Other operating activities, net		364	(89)	[1]	1,043	[1]
(Increase) decrease in:
Accounts receivable, other receivables and long-term receivables		1,407	(2,907)	[1]	(715)	[1]
Inventories		(6,714)	130	[1]	1,062	[1]
Prepaids and other current assets		2,787	(3,100)	[1]	4	[1]
Increase (decrease) in:
Accounts payable		5,562	770	[1]	(749)	[1]
Accrued liabilities and other long-term liabilities		6,322	1,100	[1]	(29)	[1]
Net cash (used in) provided by operating activities from continuing operations		(4,340)	(19,748)	[1]	(4,373)	[1]
Net cash (used in) provided by operating activities from discontinued operations		(381)	(18,508)	[1]	13,922	[1]
Net cash provided by (used in) operating activities		(4,721)	(38,256)	[1]	9,549	[1]
Cash flows (used in) provided by investing activities:
Additions to property and equipment		(11,580)	(6,538)	[1]	(5,745)	[1]
Additions to intangible assets and other assets		(2,031)	(2,169)	[1]	(16)	[1]
Net cash used in investing activities from continuing operations		(13,611)	(8,707)	[1]	(5,761)	[1]
Net cash (used in) provided by investing activities from discontinued operations	[1]		137,299		(895)
Net cash used in investing activities		(13,611)	128,592	[1]	(6,656)	[1]
Cash flows provided by (used in) financing activities:
Increase (decrease) in bank indebtedness		10,096	(20,802)	[1]	13,647	[1]
Increase in long-term debt		12,500	3,830	[1]
Repayment of long-term debt		(3,121)	(7,396)	[1]	(3,316)	[1]
Repayment of obligations under capital leases		(269)	(3,782)	[1]	(639)	[1]
Payment of loan origination fees and costs		(591)	(794)	[1]	(486)	[1]
Other financing activities		(109)	(182)	[1]	(66)	[1]
Advance from shareholder	[1]		3,212
Proceeds from capital lease funding	[1]		3,810		493
Net cash provided by (used in) financing activities from continuing operations		18,506	(22,104)	[1]	9,633	[1]
Net cash used in financing activities from discontinued operations	[1]		(69,262)		(13,028)
Net cash (used in) provided by financing activities		18,506	(91,366)	[1]	(3,395)	[1]
Effect of exchange rate on cash	[1]		(565)		(8)
Net increase (decrease) in cash and cash equivalents		174	(1,595)	[1]	(510)	[1]
Cash and cash equivalents, beginning of year	[1]	1,005	2,600		3,110
Cash and cash equivalents, end of year		1,179	1,005	[1]	2,600	[1]
Supplemental disclosure of cash flow information:
Interest paid		3,654	4,604	[1]	4,501	[1]
Non-cash transactions:
Property and equipment additions acquired through capital leases	[1]		1,398		492
Property and equipment and intangible assets additions included in accounts payable and accrued liabilities		$ 4,300	$ 3,133	[1]	$ 1,342	[1]

[1]	Recast (refer to note 1)